Preference Shares (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	6 Months Ended		12 Months Ended
	Oct. 10, 2008	Dec. 31, 2010		Dec. 31, 2011		Jun. 30, 2010
Balance at close		$ 1,398.3		$ 1,907.7		$ 1,121.1
Collateralized | Preference shares
Balance at beginning		96.3	[1]	91.4	[1]	84.9
Preference share dividend		3.0		1.3		5.9
Redemptions	(61.0)	(19.3)		(90.0)
Other				(2.3)
Translation		11.4		(0.4)		5.5
Balance at close		$ 91.4	[1]			$ 96.3	[1]

[1]	Preference shares On December 24, 2007 Gold Fields issued R1.2 billion of non-convertible redeemable preference shares, or the Preference Shares, to Rand Merchant Bank, or RMB, a division of First Rand Bank Limited. The dividend rate payable is a floating rate that increases from 22% to up to 61% of the prime lending rate quoted by First Rand Bank Limited, or the Prime Rate, over the life of the Preference Shares. In certain circumstances, the dividend rate increases to 61% of the Prime Rate in the event the Preference Shares are redeemed before their scheduled maturity date and the dividend rate is also subject to adjustment in the case of a change in law or regulation. Dividends accrue quarterly and are rolled up until the redemption date. The purpose of the Preference Shares was to refinance existing credit facilities. On October 10, 2008, $61.0 million of the outstanding Preference Shares were repaid. In addition, a preference dividend of $2.5 million was also paid on the same date. On December 15, 2010, Gold Fields declared and paid $19.3 million of the preference dividend. On the same date, the redemption date of January 24, 2011 was extended to September 15, 2011. The Preference Shares were redeemable earlier on a date as agreed between the holder and Gold Fields. On March 31, 2011, Gold Fields redeemed the entire outstanding balance paying $90.0 million, which included a dividend of $1.5 million. The Preference Shares were guaranteed by GFIMSA, Orogen, Newshelf and GFO. December 31, 2011 December 31, 2010 June 30, 2010 Opening balance 91.4 96.3 84.9 Preference share dividend 1.3 3.0 5.9 Redemptions (90.0) (19.3) - Other (2.3) - - Translation (0.4) 11.4 5.5 Closing balance - 91.4 96.3